SCHEDULE OF ASSETS FOR GENERAL INVESTMENT (Details) (Parenthetical)	Dec. 31, 2023 USD ($) item		Dec. 31, 2022 USD ($) item		Dec. 20, 2022 item	Dec. 15, 2022 item	Feb. 16, 2022 item	Dec. 31, 2021 USD ($)
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received, carrying amount | $	$ 705,309	[1]	$ 288,419	[1]				$ 7,277,717
Filecoin [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received	247,811.36		104,762.0706
Number of cryptocurrencies received, carrying amount | $	$ 705,309		$ 288,419
Filecoin [Member] | Huangtong International Co Ltd [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received	79,780
Filecoin [Member] | Huangtong International Co Ltd [Member] | Maximum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received	247,811.36
Filecoin [Member] | Huangtong International Co Ltd [Member] | Minimum [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received	139,281
Filecoin [Member] | Physical Mining Business [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received	64,340.29		115.49				7.86772699
Filecoin [Member] | Asset Purchase Agreement [Member] | Huangtong International Co Ltd [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received	104,646.58		115.49		104,646.5806	104,646.5806
Filecoin [Member] | Asset Purchase Agreement [Member] | Physical Mining Business [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies received	64,455.78

[1]	Crypto assets for general investment